Condensed Consolidated Statements of Changes in Equity - USD ($)	Ordinary Shares	Additional Paid-In Capital	Retained Earnings	Statutory Reserve	Accumulated Other Comprehensive Income	Shareholders' Equity	Non-controlling Interests	Total
Balance at beginning at Sep. 30, 2021	$ 59,583	$ 36,390,931	$ 14,693,905	$ 2,857,121	$ 857,066	$ 54,858,606	$ 1,809,852	$ 56,668,458
Balance at beginning (in shares) at Sep. 30, 2021	35,750,000
Increase (Decrease) in Stockholders' Equity
Net income for the period			87,862			87,862	161,819	249,681
Appropriation for statutory reserve			(217,386)	217,386
Foreign currency translation adjustment					531,243	531,243	57,913	589,156
Balance at ending at Mar. 31, 2022	$ 59,583	36,410,931	14,564,381	3,074,507	1,388,309	55,477,911	2,029,584	57,507,295
Balance at ending (in shares) at Mar. 31, 2022	35,750,000
Balance at beginning at Sep. 30, 2022	$ 59,583	36,410,931	15,509,177	3,118,542	(2,046,091)	53,052,142	1,911,394	54,963,536
Balance at beginning (in shares) at Sep. 30, 2022	35,750,000
Increase (Decrease) in Stockholders' Equity
Net income for the period			495,521			495,521	(56,141)	439,380
Acquisition of equity interest from unrelated third party shareholders							(28,669)	(28,669)
Appropriation for statutory reserve			(130,774)	130,774
Dividend			(1,787,517)			(1,787,517)		(1,787,517)
Foreign currency translation adjustment					1,085,690	1,085,690	62,883	1,148,573
Balance at ending at Mar. 31, 2023	$ 59,583	36,410,931	14,086,407	3,249,316	(960,401)	52,845,836	1,889,467	54,735,303
Balance at ending (in shares) at Mar. 31, 2023	35,750,000
Balance at beginning at Sep. 30, 2023	$ 59,583	36,410,931	5,896,373	3,162,333	(2,737,087)	42,792,133	1,559,268	$ 44,351,401
Balance at beginning (in shares) at Sep. 30, 2023	35,750,000							35,750,000
Increase (Decrease) in Stockholders' Equity
Net income for the period			414,468			414,468	(85,688)	$ 328,780
Appropriation for statutory reserve			(49,975)	49,975
Foreign currency translation adjustment					225,258	225,258	15,535	240,793
Balance at ending at Mar. 31, 2024	$ 59,583	$ 36,410,931	$ 6,260,866	$ 3,212,308	$ (2,511,829)	$ 43,431,859	$ 1,489,115	$ 44,920,974
Balance at ending (in shares) at Mar. 31, 2024	35,750,000							35,750,000